Loans Receivable - Schedule of fair values and risk ratings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Number of Loans	14
Fair Value | $	$ 913.0	$ 298.8
Percentage	100.00%	100.00%
Number of loans collateralized by interest in a joint venture	1
BBB
Financing Receivable, Recorded Investment [Line Items]
Number of Loans	3
Fair Value | $	$ 175.0
BBB | Loans Receivable | Credit Concentration Risk
Financing Receivable, Recorded Investment [Line Items]
Percentage	19.20%
BB
Financing Receivable, Recorded Investment [Line Items]
Number of Loans	5
Fair Value | $	$ 561.5
BB | Loans Receivable | Credit Concentration Risk
Financing Receivable, Recorded Investment [Line Items]
Percentage	61.50%
B
Financing Receivable, Recorded Investment [Line Items]
Number of Loans	5
Fair Value | $	$ 170.2
B | Loans Receivable | Credit Concentration Risk
Financing Receivable, Recorded Investment [Line Items]
Percentage	18.60%
NR
Financing Receivable, Recorded Investment [Line Items]
Number of Loans	1
Fair Value | $	$ 6.3
NR | Loans Receivable | Credit Concentration Risk
Financing Receivable, Recorded Investment [Line Items]
Percentage	0.70%